Earnings Per Share - Reconciliation of income attributable to common shareholders and computation of EPS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Net income	$ 2,065	$ 1,683	$ 9,135	$ 9,715	$ 3,741	$ 9,466	$ 1,658	$ 2,220	$ 22,598	$ 17,085	$ 2,335
Less: preferred stock dividends									(27)	(119)	(257)
Net income attributable to common stockholders									$ 22,571	$ 16,966	$ 2,078
Weighted average shares outstanding:
Denominator for basic earnings per share - weighted average common shares outstanding (in shares)									14,062	3,193	2,985
Effect of dilutive shares - employee and director stock options and convertible preferred stock (in shares)									3,051	4,324	533
Denominator for dilutive earnings per share (in shares)									17,113	7,517	3,518
Earnings per share:
Basic (in dollars per share)	$ 0.08	$ 0.10	$ 0.86	$ 3.42	$ 1.18	$ 2.90	$ 0.49	$ 0.71	$ 1.61	$ 5.31	$ 0.70
Diluted (in dollars per share)	$ 0.08	$ 0.10	$ 0.63	$ 0.86	$ 0.38	$ 1.00	$ 0.25	$ 0.49	$ 1.32	$ 2.26	$ 0.59